CONTINGENCY AND COMMITMENTS	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCY AND COMMITMENTS [Text Block]

13.           CONTINGENCY AND COMMITMENTS

The Government of Ghana initially required an environmental bond of $385,000 for the Banso permit and $327,000 for the Muoso permit. The Company has submitted a request for a reduction of these fees to the government and is awaiting a response.

The Company is a party to two pending lawsuits. The first lawsuit claims mining activities of the Company are illegal and cause substantial environmental damage to the community. The second lawsuit claims that all leases issued to mining companies in Ghana violate the Ghana Constitution and are therefore illegal. The Company will defend itself in each of these lawsuits if required, and believes both cases are completely without merit and frivolus.

The Company is subject to additional legal proceedings and claims which arise in the ordinary course of its business. Although occasional adverse decisions or settlements may occur, the Company believes that the final disposition of such matters should not have a material adverse effect on its financial position, results of operations or liquidity.

On July 23, 2019, Minerals Commission issued four invoices totaling $4,654,800 to our Ghanaian subsidiary. These invoices were titled "Outstanding Annual Mineral Right Fees" for four of our concessions (Muoso, Banso, Pameng and Apapam), which Minerals Commission indicated were related to the period from 2013 to 2018, for new annual mineral fees. However, all of our mining leases all have a one-time fixed consideration fee, which was paid when our leases were granted. We responded to Minerals Commission (the "Letters") on September 23, 2019, objecting to the four improper invoices. Our Letters outline the specific violated terms of our leases and various mineral laws. The Minerals Commission has not responded to our Letter. Should Minerals Commission challenge our Letters, our Company could enter dispute resolution arbitration clause under the Mineral Act. We believe the invoices are not legally enforceable under the Mineral Act, and have not included any amount related to these invoices in our accounts.